Other Accrued Liabilities	12 Months Ended
Mar. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Other Accrued Liabilities	7. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2019	2020

Accrued expenses	$541	$541
Others	1,121	1,177
	$1,662	$1,718